Cover	Sep. 03, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Xtant Medical Holdings, Inc. (the “Company”) is filing this Post-Effective Amendment No. 1 (this “Amendment”) to its Registration Statement on Form S-3 (File No. 333-278413) (the “Registration Statement”) to update the prospectus contained therein, including incorporating by reference updated financial statements and pro forma information of Surgalign Holdings, Inc., as required pursuant to Rule 3-05 and Article 11 of Regulation S-X, which were included in a current report on Form 8-K filed by the Company on September 3, 2024. No additional securities are being registered under this Amendment, and all applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Xtant Medical holdings, Inc.
Entity Central Index Key	0001453593
Entity Tax Identification Number	20-5313323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	664 Cruiser Lane
Entity Address, City or Town	Belgrade
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59714
City Area Code	(406)
Local Phone Number	388-0480
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	664 Cruiser Lane
Entity Address, City or Town	Belgrade
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59714
City Area Code	(406)
Local Phone Number	388-0480
Contact Personnel Name	Sean E. Browne